Income Taxes (Details) - Schedule of Reconciliation of the Federal Statutory Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Federal Statutory Rate Abstract
Benefit for income taxes at federal statutory rate	21.00%	21.00%
State and local income taxes, net of federal benefit	3.90%	3.90%
Goodwill impairment
Change in state rate
Less valuation allowance	(24.90%)	(24.90%)
Effective income tax rate	0.00%	0.00%